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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00266

Tri-Continental Corporation
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments.

Portfolio of Investments

Tri-Continental Corporation

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 66.0%
CONSUMER DISCRETIONARY 7.3%
Auto Components 0.5%
Delphi Automotive PLC	102,300	$8,157,402
Automobiles 0.5%
General Motors Co.	215,000	8,062,500
Hotels, Restaurants & Leisure 0.8%
Darden Restaurants, Inc.	102,400	7,100,416
Wyndham Worldwide Corp.	60,400	5,464,388
Total		12,564,804
Household Durables 0.1%
Whirlpool Corp.	3,700	747,622
Media 1.9%
Cinemark Holdings, Inc.	92,000	4,146,440
Comcast Corp., Class A	319,300	18,030,871
Walt Disney Co. (The)	76,300	8,003,107
Total		30,180,418
Multiline Retail 0.2%
Kohl’s Corp.	31,400	2,457,050
Specialty Retail 3.3%
Best Buy Co., Inc.	316,200	11,949,198
Home Depot, Inc. (The)	181,600	20,631,576
Lowe’s Companies, Inc.	141,200	10,503,868
Staples, Inc.	515,000	8,386,775
Total		51,471,417
Textiles, Apparel & Luxury Goods —%
VF Corp.	5,500	414,205
TOTAL CONSUMER DISCRETIONARY		114,055,418
CONSUMER STAPLES 5.8%
Beverages 1.4%
Dr. Pepper Snapple Group, Inc.	174,200	13,671,216
PepsiCo, Inc.	82,500	7,888,650
Total		21,559,866
Food & Staples Retailing 1.6%
CVS Health Corp.	22,100	2,280,941
Kroger Co. (The)	212,600	16,297,916
Wal-Mart Stores, Inc.	70,500	5,798,625
Total		24,377,482

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products 0.9%
Archer-Daniels-Midland Co.	283,200	$13,423,680
Tyson Foods, Inc., Class A	39,800	1,524,340
Total		14,948,020
Tobacco 1.9%
Altria Group, Inc.	214,100	10,709,282
Philip Morris International, Inc.	248,100	18,689,373
Total		29,398,655
TOTAL CONSUMER STAPLES		90,284,023
ENERGY 5.4%
Energy Equipment & Services 0.6%
National Oilwell Varco, Inc.	179,400	8,968,206
Oil, Gas & Consumable Fuels 4.8%
BP PLC, ADR	110,000	4,302,100
Chevron Corp. (a)	79,400	8,335,412
ConocoPhillips	246,900	15,371,994
EOG Resources, Inc.	30,800	2,824,052
Exxon Mobil Corp.	37,600	3,196,000
Hess Corp.	33,500	2,273,645
Kinder Morgan, Inc.	190,000	7,991,400
Occidental Petroleum Corp.	52,500	3,832,500
ONEOK, Inc.	170,000	8,200,800
Phillips 66	27,900	2,192,940
Valero Energy Corp.	257,900	16,407,598
Total		74,928,441
TOTAL ENERGY		83,896,647
FINANCIALS 11.9%
Banks 4.1%
Bank of Montreal	122,500	7,346,325
Citigroup, Inc.	335,400	17,279,808
Cullen/Frost Bankers, Inc.	120,000	8,289,600
JPMorgan Chase & Co.	388,000	23,505,040
Wells Fargo & Co.	145,000	7,888,000
Total		64,308,773
Capital Markets 1.0%
Ares Capital Corp.	475,000	8,155,750
BlackRock, Inc.	13,900	5,085,176
Invesco Ltd.	53,400	2,119,446
Total		15,360,372
Consumer Finance 1.4%
Capital One Financial Corp.	173,500	13,675,270

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Consumer Finance (continued)
Navient Corp.	365,400	$7,428,582
Total		21,103,852
Diversified Financial Services 0.9%
Moody’s Corp.	130,100	13,504,380
Insurance 2.3%
Aflac, Inc.	130,000	8,321,300
Aon PLC	110,400	10,611,648
Lincoln National Corp.	135,600	7,791,576
MetLife, Inc.	190,400	9,624,720
Total		36,349,244
Real Estate Investment Trusts (REITs) 2.2%
Colony Capital, Inc.	155,000	4,017,600
Host Hotels & Resorts, Inc.	299,700	6,047,946
Public Storage	8,200	1,616,548
Simon Property Group, Inc.	74,400	14,555,616
Starwood Property Trust, Inc.	340,000	8,262,000
Total		34,499,710
TOTAL FINANCIALS		185,126,331
HEALTH CARE 9.0%
Biotechnology 2.0%
Alkermes PLC (b)	27,600	1,682,772
Biogen, Inc. (b)	9,500	4,011,280
BioMarin Pharmaceutical, Inc. (b)	17,300	2,155,926
Celgene Corp. (b)	47,100	5,429,688
Gilead Sciences, Inc. (b)	139,700	13,708,761
Vertex Pharmaceuticals, Inc. (b)	38,600	4,553,642
Total		31,542,069
Health Care Equipment & Supplies 1.1%
CR Bard, Inc.	50,300	8,417,705
Medtronic PLC	105,000	8,188,950
Total		16,606,655
Health Care Providers & Services 1.7%
AmerisourceBergen Corp.	113,000	12,844,710
Anthem, Inc.	89,500	13,819,695
Cardinal Health, Inc.	8,900	803,403
Total		27,467,808
Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc.	29,100	1,209,105

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals 4.1%
AbbVie, Inc.	160,200	$9,378,108
Johnson & Johnson	133,100	13,389,860
Merck & Co., Inc.	331,100	19,031,628
Pfizer, Inc.	622,309	21,650,130
Total		63,449,726
TOTAL HEALTH CARE		140,275,363
INDUSTRIALS 6.4%
Aerospace & Defense 2.5%
Boeing Co. (The)	108,000	16,208,640
General Dynamics Corp.	102,600	13,925,898
Lockheed Martin Corp.	46,300	9,397,048
Total		39,531,586
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc.	84,700	6,201,734
United Parcel Service, Inc., Class B	31,300	3,034,222
Total		9,235,956
Airlines 0.3%
Delta Air Lines, Inc.	16,600	746,336
Southwest Airlines Co.	85,900	3,805,370
Total		4,551,706
Electrical Equipment 0.7%
Emerson Electric Co.	138,600	7,847,532
Rockwell Automation, Inc.	34,900	4,048,051
Total		11,895,583
Industrial Conglomerates 1.6%
3M Co.	99,600	16,429,020
General Electric Co.	325,000	8,063,250
Total		24,492,270
Machinery 0.1%
Caterpillar, Inc.	18,200	1,456,546
Professional Services 0.1%
Dun & Bradstreet Corp. (The)	8,300	1,065,388
Transportation Infrastructure 0.5%
Macquarie Infrastructure Co. LLC	102,500	8,434,725
TOTAL INDUSTRIALS		100,663,760

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 12.7%
Communications Equipment 1.6%
Cisco Systems, Inc.	909,400	$25,031,235
Electronic Equipment, Instruments & Components 0.2%
Corning, Inc.	114,800	2,603,664
Internet Software & Services 0.7%
VeriSign, Inc. (b)	158,600	10,621,442
IT Services 2.1%
Automatic Data Processing, Inc.	95,000	8,135,800
MasterCard, Inc., Class A	180,200	15,567,478
Visa, Inc., Class A	134,000	8,764,940
Total		32,468,218
Semiconductors & Semiconductor Equipment 2.4%
Altera Corp.	95,000	4,076,450
Broadcom Corp., Class A	230,200	9,966,509
Cypress Semiconductor Corp.	260,000	3,668,600
Intel Corp.	260,000	8,130,200
Maxim Integrated Products, Inc.	235,000	8,180,350
NVIDIA Corp.	141,700	2,965,073
Total		36,987,182
Software 3.2%
Electronic Arts, Inc. (b)	177,000	10,410,255
Microsoft Corp.	596,100	24,234,445
Oracle Corp.	369,200	15,930,980
Total		50,575,680
Technology Hardware, Storage & Peripherals 2.5%
Apple, Inc.	301,750	37,546,753
EMC Corp.	70,500	1,801,980
Total		39,348,733
TOTAL INFORMATION TECHNOLOGY		197,636,154
MATERIALS 2.5%
Chemicals 1.0%
Dow Chemical Co. (The)	167,500	8,036,650
LyondellBasell Industries NV, Class A	87,200	7,656,160
Total		15,692,810
Containers & Packaging 0.2%
Ball Corp.	49,300	3,482,552

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining —%
Jaguar Mining, Inc. (b)	1,168,122	$276,686
Paper & Forest Products 1.3%
International Paper Co.	366,400	20,331,536
TOTAL MATERIALS		39,783,584
TELECOMMUNICATION SERVICES 1.8%
Diversified Telecommunication Services 1.8%
AT&T, Inc.	256,700	8,381,255
CenturyLink, Inc.	365,600	12,631,480
Verizon Communications, Inc.	161,000	7,829,430
Total		28,842,165
TOTAL TELECOMMUNICATION SERVICES		28,842,165
UTILITIES 3.2%
Electric Utilities 1.6%
Entergy Corp.	164,100	12,716,109
NRG Yield, Inc. Class A	75,000	3,804,750
Xcel Energy, Inc.	240,000	8,354,400
Total		24,875,259
Multi-Utilities 1.6%
Ameren Corp.	200,000	8,440,000
PG&E Corp.	75,000	3,980,250
Public Service Enterprise Group, Inc.	289,600	12,140,032
Total		24,560,282
TOTAL UTILITIES		49,435,541
Total Common Stocks (Cost: $897,322,695)		$1,029,998,986

Convertible Preferred Stocks 9.8%
CONSUMER DISCRETIONARY 0.5%
Automobiles 0.5%
Fiat Chrysler Automobiles NV, 7.875% (b)	60,000	8,266,200
TOTAL CONSUMER DISCRETIONARY		8,266,200
CONSUMER STAPLES 1.2%
Food Products 1.2%
Bunge Ltd., 4.875%	72,500	7,562,113
Post Holdings, Inc., 3.750% (c)	37,500	4,010,775

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
Tyson Foods, Inc., 4.750%	155,000	$7,514,400
Total		19,087,288
TOTAL CONSUMER STAPLES		19,087,288
ENERGY 1.4%
Oil, Gas & Consumable Fuels 1.4%
Chesapeake Energy Corp., 5.750% (c)	10,500	9,069,375
Energy XXI Ltd., 5.625%	35,000	1,503,908
Penn Virginia Corp., 6.000% (c)	52,500	3,422,291
Southwestern Energy Co., 6.250%	167,500	8,487,225
Total		22,482,799
TOTAL ENERGY		22,482,799
FINANCIALS 3.4%
Banks 1.0%
Bank of America Corp., 7.250%	6,700	7,751,900
Wells Fargo & Co., 7.500%	6,700	8,194,100
Total		15,946,000
Real Estate Investment Trusts (REITs) 2.4%
Alexandria Real Estate Equities, Inc., 7.000%	280,000	8,260,000
American Tower Corp., 5.500% (b)	82,500	8,183,604
Health Care REIT, Inc., 6.500%	120,000	8,059,200
Weyerhaeuser Co., 6.375%	145,000	7,934,400
iStar Financial, Inc., 4.500%	70,000	3,972,150
Total		36,409,354
TOTAL FINANCIALS		52,355,354
HEALTH CARE 1.1%
Health Care Equipment & Supplies 0.3%
Alere, Inc., 3.000%	12,000	4,077,000
Pharmaceuticals 0.8%
Actavis PLC, 5.500% (b)	12,000	12,409,080
TOTAL HEALTH CARE		16,486,080
INDUSTRIALS 0.5%
Aerospace & Defense 0.5%
United Technologies Corp., 7.500%	130,000	8,000,200
TOTAL INDUSTRIALS		8,000,200

Issuer		Shares	Value

Convertible Preferred Stocks (continued)
MATERIALS 0.5%
Metals & Mining 0.5%
Alcoa, Inc., 5.375%		180,000	$7,891,200
TOTAL MATERIALS			7,891,200
TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc., 5.500%		67,500	3,959,550
TOTAL TELECOMMUNICATION SERVICES			3,959,550
UTILITIES 1.0%
Electric Utilities 0.5%
NextEra Energy, Inc., 5.799%		140,000	7,805,000
Multi-Utilities 0.5%
CenterPoint Energy, Inc., 3.943% (d)		115,000	7,561,250
TOTAL UTILITIES			15,366,250
Total Convertible Preferred Stocks (Cost: $153,439,580)			$153,894,921

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 13.1%
Aerospace & Defense 0.4%
ADS Tactical, Inc. (c)
04/01/18	11.000%	6,000,000	$6,090,000
Banking 0.5%
Popular, Inc.
07/01/19	7.000%	8,000,000	8,040,000
Construction Machinery 0.5%
United Rentals North America, Inc.
11/15/24	5.750%	7,600,000	7,847,000
Consumer Cyclical Services 0.5%
ADT Corp. (The)
04/15/19	4.125%	8,000,000	8,150,000
Diversified Manufacturing 1.0%
Gardner Denver, Inc. (c)
08/15/21	6.875%	8,900,000	8,010,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing (continued)
Hamilton Sundstrand Corp. (c)
12/15/20	7.750%	$8,850,000	$7,898,625
Total			15,908,625
Electric 0.5%
AES Corp. (The)
07/01/21	7.375%	2,300,000	2,553,000
03/15/24	5.500%	1,199,000	1,196,002
DPL, Inc. (c)
10/01/19	6.750%	4,000,000	4,220,000
Total			7,969,002
Food and Beverage 0.5%
Post Holdings, Inc. (c)
12/01/21	6.750%	7,957,000	8,036,570
Health Care 0.8%
Kindred Healthcare, Inc. (c)
01/15/20	8.000%	3,900,000	4,185,188
Omnicare, Inc.
12/01/22	4.750%	7,673,000	7,922,372
12/01/24	5.000%	27,000	28,215
Total			12,135,775
Home Construction 0.5%
Taylor Morrison Communities, Inc./Monarch, Inc. (c)
04/15/21	5.250%	8,200,000	8,118,000
Independent Energy 1.2%
Goodrich Petroleum Corp.
03/15/19	8.875%	7,599,000	3,571,530
Parsley Energy LLC/Finance Corp. (c)
02/15/22	7.500%	7,746,000	7,823,460
Stone Energy Corp.
11/15/22	7.500%	8,600,000	7,783,000
Total			19,177,990
Leisure 0.5%
Live Nation Entertainment, Inc. (c)
06/15/22	5.375%	7,998,000	8,157,960
Media and Entertainment 0.5%
AMC Networks, Inc.
12/15/22	4.750%	8,000,000	7,964,960

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals 0.7%
Alpha Natural Resources, Inc.
04/15/18	9.750%	$5,200,000	$2,132,000
United States Steel Corp.
04/01/21	6.875%	7,850,000	7,751,875
Total			9,883,875
Midstream 0.5%
Blue Racer Midstream LLC/Finance Corp. (c)
11/15/22	6.125%	7,950,000	8,168,625
Oil Field Services 0.5%
Transocean, Inc.
10/15/17	2.500%	4,400,000	4,037,000
03/15/18	6.000%	4,100,000	3,864,250
Total			7,901,250
Other Industry 0.5%
MasTec, Inc.
03/15/23	4.875%	7,900,000	7,386,500
Retailers 0.6%
Rite Aid Corp.
02/15/27	7.700%	6,982,000	8,064,210
Rite Aid Corp. (c)(e)
04/01/23	6.125%	1,481,000	1,518,025
Total			9,582,235
Supermarkets 0.5%
Safeway, Inc.
02/01/31	7.250%	8,112,000	7,868,640
Technology 1.0%
Equinix, Inc.
01/01/25	5.750%	7,700,000	8,027,250
Micron Technology, Inc. (c)
02/01/25	5.500%	8,000,000	8,060,000
Total			16,087,250
Transportation Services 0.3%
XPO Logistics, Inc. (c)
09/01/19	7.875%	3,808,000	4,031,720
Wirelines 1.1%
Frontier Communications Corp.
01/15/25	6.875%	8,030,000	7,949,700

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Level 3 Financing, Inc.
08/15/22	5.375%	$8,000,000	$8,232,496
Total			16,182,196
Total Corporate Bonds & Notes (Cost: $212,343,841)			$204,688,173

Convertible Bonds 9.6%
Automotive 1.0%
Navistar International Corp.
10/15/18	4.500%	1,530,000	1,358,831
Navistar International Corp. (c)
04/15/19	4.750%	10,959,000	9,897,347
Wabash National Corp.
05/01/18	3.375%	3,000,000	4,047,630
Total			15,303,808
Brokerage/Asset Managers/Exchanges 0.2%
Walter Investment Management Corp.
11/01/19	4.500%	4,900,000	3,803,625
Building Materials 0.3%
Cemex SAB de CV (c)
03/15/20	3.720%	3,680,000	3,919,200
Finance Companies 0.2%
Air Lease Corp.
12/01/18	3.875%	2,700,000	3,886,313
Health Care 0.5%
Omnicare, Inc.
12/15/35	3.250%	3,400,000	3,980,125
Teleflex, Inc.
08/01/17	3.875%	2,070,000	4,067,550
Total			8,047,675
Independent Energy 0.2%
American Energy-Permian Basin LLC PIK (c)
05/01/22	8.000%	3,900,000	3,549,000
Endeavour International Corp. (f)
07/15/16	0.000%	4,400,000	132,000
Total			3,681,000

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Metals 0.1%
Alpha Natural Resources, Inc.
12/15/20	4.875%	$5,080,000	$1,273,175
Oil Field Services 0.3%
Cobalt International Energy, Inc.
12/01/19	2.625%	5,700,000	4,135,407
Other Financial Institutions 0.5%
Forest City Enterprises, Inc.
08/15/20	3.625%	6,898,000	8,027,547
Other Industry 0.4%
General Cable Corp. (d)
11/15/29	4.500%	8,300,000	6,582,938
Other REIT 1.0%
Blackstone Mortgage Trust, Inc.
12/01/18	5.250%	5,750,000	5,957,460
RWT Holdings, Inc. (c)
11/15/19	5.625%	4,100,000	4,051,825
Starwood Waypoint Residential Trust (c)
10/15/17	4.500%	3,900,000	4,034,433
07/01/19	3.000%	2,000,000	1,935,852
Total			15,979,570
Pharmaceuticals 1.1%
ARIAD Pharmaceuticals, Inc. (c)
06/15/19	3.625%	3,600,000	4,182,696
Aegerion Pharmaceuticals, Inc. (c)
08/15/19	2.000%	6,200,000	5,746,780
Corsicanto Ltd.
01/15/32	3.500%	2,000,000	2,130,000
Medicines Co. (The) (c)
01/15/22	2.500%	5,400,000	5,824,386
Total			17,883,862
Property & Casualty 0.5%
MGIC Investment Corp. (c)
04/01/63	9.000%	6,150,000	7,760,531
Refining 0.2%
Clean Energy Fuels Corp. (c)
10/01/18	5.250%	4,950,000	3,569,796

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Retailers 0.3%
HeartWare International, Inc.
12/15/17	3.500%	$3,500,000	$3,970,313
Technology 2.0%
Ciena Corp. (c)
10/15/18	3.750%	6,300,000	7,734,321
Mentor Graphics Corp.
04/01/31	4.000%	6,500,000	8,108,750
SunEdison, Inc. (c)
04/15/22	2.375%	3,700,000	4,338,250
TiVo, Inc. (c)
03/15/16	4.000%	3,350,000	3,695,469
j2 Global, Inc.
06/15/29	3.250%	5,800,000	6,677,250
Total			30,554,040
Tobacco 0.5%
Vector Group Ltd.
04/15/20	1.750%	3,600,000	3,860,964
Vector Group Ltd. (d)
01/15/19	2.500%	2,824,000	3,979,016
Total			7,839,980
Wireless 0.3%
Gogo, Inc. (c)
03/01/20	3.750%	4,000,000	3,901,600
Total Convertible Bonds (Cost: $149,614,736)			$150,120,380

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt 0.3%
Banking 0.3%
Synovus Financial Corp. (d)
12/31/49	7.875%	150,000	$4,195,500
Total Preferred Debt (Cost: $3,823,450)			$4,195,500

		Shares	Value
Money Market Funds 0.8%
Columbia Short-Term Cash Fund, 0.123% (g)(h)		6,287,916	$6,287,916
JPMorgan Prime Money Market Fund, 0.010% (g)		6,129,837	6,129,837
Total Money Market Funds (Cost: $12,417,753)			$12,417,753
Total Investments (Cost: $1,428,962,055) (i)			$1,555,315,713(j)
Other Assets & Liabilities, Net			5,478,342
Net Assets			$1,560,794,055

Investments in Derivatives
Futures Contracts Outstanding at March 31, 2015

At March 31, 2015, securities totaling $556,394 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500	11	USD	5,667,200	06/2015	—	(72,376)

Notes to Portfolio of Investments

(a)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(b)	Non-income producing.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of these securities amounted to $174,962,100 or 11.21% of net assets.

(d)	Variable rate security.
(e)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(f)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2015, the value of these securities amounted to $132,000, which represents 0.01% of net assets.

(g)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(h)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,039,186	20,649,683	(20,400,953)	6,287,916	1,075	6,287,916

(i)

At March 31, 2015, the cost of securities for federal income tax purposes was approximately $1,428,962,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$184,348,000
Unrealized Depreciation	(57,994,000)
Net Unrealized Appreciation	$126,354,000

(j)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
PIK	Payment-in-Kind

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated December 31, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	114,055,418	—	—	114,055,418
Consumer Staples	90,284,023	—	—	90,284,023
Energy	83,896,647	—	—	83,896,647
Financials	185,126,331	—	—	185,126,331
Health Care	140,275,363	—	—	140,275,363
Industrials	100,663,760	—	—	100,663,760
Information Technology	197,636,154	—	—	197,636,154
Materials	39,506,898	276,686	—	39,783,584
Telecommunication Services	28,842,165	—	—	28,842,165
Utilities	49,435,541	—	—	49,435,541
Convertible Preferred Stocks
Consumer Discretionary	8,266,200	—	—	8,266,200
Consumer Staples	7,514,400	11,572,888	—	19,087,288
Energy	—	22,482,799	—	22,482,799
Financials	31,939,600	20,415,754	—	52,355,354
Health Care	4,077,000	12,409,080	—	16,486,080
Industrials	8,000,200	—	—	8,000,200
Materials	7,891,200	—	—	7,891,200
Telecommunication Services	3,959,550	—	—	3,959,550
Utilities	7,805,000	7,561,250	—	15,366,250
Total Equity Securities	1,109,175,450	74,718,457	—	1,183,893,907
Bonds
Corporate Bonds & Notes	—	204,688,173	—	204,688,173
Convertible Bonds	—	150,120,380	—	150,120,380
Preferred Debt	4,195,500	—	—	4,195,500
Total Bonds	4,195,500	354,808,553	—	359,004,053
Mutual Funds
Money Market Funds	12,417,753	—	—	12,417,753
Total Mutual Funds	12,417,753	—	—	12,417,753
Investments in Securities	1,125,788,703	429,527,010	—	1,555,315,713
Derivatives
Liabilities
Futures Contracts	(72,376)	—	—	(72,376)
Total	1,125,716,327	429,527,010	—	1,555,243,337

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Tri-Continental Corporation

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	May 22, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	May 22, 2015